Income Taxes - Schedule of Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Unrecognized tax benefits, Beginning balance	$ 3,917	$ 1,939
Additions for tax positions related to the prior year	(32)
Additions for tax positions related to the prior year		0
Additions for tax positions related to the current year	2,070	1,978
Lapse of statutes of limitations	0	0
Unrecognized tax benefits, Ending balance	$ 5,955	$ 3,917